24. SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales	R$ 39,469,700	R$ 33,446,980	R$ 30,188,421
Other segments [Member]
Disclosure of operating segments [line items]
Net sales	1,244,387	1,058,107	827,214
BRAZIL [member]
Disclosure of operating segments [line items]
Net sales	20,985,119	17,489,479	16,292,536
BRAZIL [member] | In-natura [member]
Disclosure of operating segments [line items]
Net sales	5,014,250	4,635,597	3,998,483
BRAZIL [member] | Poultry [member]
Disclosure of operating segments [line items]
Net sales	3,738,560	3,692,377	3,198,356
BRAZIL [member] | Pork and other [member]
Disclosure of operating segments [line items]
Net sales	1,275,690	943,220	800,127
BRAZIL [member] | Processed [member]
Disclosure of operating segments [line items]
Net sales	15,944,162	12,808,408	12,274,681
BRAZIL [member] | Other sales [member]
Disclosure of operating segments [line items]
Net sales	26,707	45,474	19,372
International [member]
Disclosure of operating segments [line items]
Net sales	17,240,194	14,899,394	13,068,671
International [member] | In-natura [member]
Disclosure of operating segments [line items]
Net sales	14,570,620	12,605,846	10,905,155
International [member] | Poultry [member]
Disclosure of operating segments [line items]
Net sales	12,246,499	11,262,954	10,021,923
International [member] | Pork and other [member]
Disclosure of operating segments [line items]
Net sales	2,324,121	1,342,892	883,232
International [member] | Processed [member]
Disclosure of operating segments [line items]
Net sales	2,366,204	2,119,918	1,850,614
International [member] | Other sales [member]
Disclosure of operating segments [line items]
Net sales	R$ 303,370	R$ 173,630	R$ 312,902